Mortgage Loans Payable (Detail) - Schedule of outstanding mortgage loans payable secured by properties (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Principal Outstanding	$ 2,253.8		$ 2,008.6
Fair Value Adjustment(4)	28.8	[1]	19.6	[1]
Total mortgage loans payable	2,282.6		2,028.2
One And Seven Westferry Circus [Member]
Interest Rate and Payment Frequency	5.40% paid quarterly	[2],[3],[4],[5],[6]
Principal Outstanding	208.4	[3],[4],[5],[6]	203.9	[3],[4],[5],[6]
Maturity	February 28, 2013	[3],[4],[5],[6]
Reserve At Sugarloaf [Member]
Interest Rate and Payment Frequency	5.49% paid monthly	[2],[3],[4]
Principal Outstanding	23.9	[3],[4]	24.3	[3],[4]
Maturity	June 1, 2013	[3],[4]
South Frisco Village [Member]
Interest Rate and Payment Frequency	5.85% paid monthly	[2]
Principal Outstanding	26.3		26.3
Maturity	June 1, 2013
Fourth And Madison [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	145.0		145.0
Maturity	August 21, 2013
Pennsylvania Avenue 1001 [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	210.0		210.0
Maturity	August 21, 2013
Fremont 50 [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	135.0		135.0
Maturity	August 21, 2013
Pacific Plaza [Member]
Interest Rate and Payment Frequency	5.55% paid monthly	[2],[3],[4]
Principal Outstanding	8.0	[3],[4]	8.2	[3],[4]
Maturity	September 1, 2013	[3],[4]
Wilshire Rodeo Plaza [Member]
Interest Rate and Payment Frequency	5.28% paid monthly	[2],[3]
Principal Outstanding	112.7	[3]	112.7	[3]
Maturity	April 11, 2014	[3]
H Street 1401 [Member]
Interest Rate and Payment Frequency	5.97% paid monthly	[2],[3],[4]
Principal Outstanding	110.8	[3],[4]	112.3	[3],[4]
Maturity	December 7, 2014	[3],[4]
Windsorat Lenox Park [Member]
Interest Rate and Payment Frequency	4.43% paid monthly	[2],[3]
Principal Outstanding	24.0	[3]	24.0	[3]
Maturity	August 1, 2015	[3]
San Montego Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	21.8	[3],[7]	21.8	[3],[7]
Maturity	August 1, 2015	[3],[7]
Montecito Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	20.2	[3],[7]	20.2	[3],[7]
Maturity	August 1, 2015	[3],[7]
Phoenician Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	21.3	[3],[7]	21.3	[3],[7]
Maturity	August 1, 2015	[3],[7]
High Street 99 [Member]
Interest Rate and Payment Frequency	5.52% paid monthly	[2]
Principal Outstanding	185.0		185.0
Maturity	November 11, 2015
Lincoln Centre [Member]
Interest Rate and Payment Frequency	5.51% paid monthly	[2]
Principal Outstanding	153.0		153.0
Maturity	February 1, 2016
Charleston Plaza [Member]
Interest Rate and Payment Frequency	5.60% paid monthly	[2]
Principal Outstanding	36.9
Maturity	September 11, 2016
The Legendat Kierland [Member]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	21.8	[3],[8]	21.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
The Traditionat Kierland [Member]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	25.8	[3],[8]	25.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
Mass Court [Member]
Interest Rate and Payment Frequency	2.88% paid monthly	[2],[3]
Principal Outstanding	92.6	[3]		[3]
Maturity	September 1, 2019	[3]
Red Canyonat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	27.1	[3],[9]	27.1	[3],[9]
Maturity	August 1, 2020	[3],[9]
Green Riverat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.2	[3],[9]	33.2	[3],[9]
Maturity	August 1, 2020	[3],[9]
Blue Ridgeat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.4	[3],[9]	33.4	[3],[9]
Maturity	August 1, 2020	[3],[9]
Ashford Meadows [Member]
Interest Rate and Payment Frequency	5.17% paid monthly	[2],[3]
Principal Outstanding	44.6	[3]	44.6	[3]
Maturity	August 1, 2020	[3]
The Corner [Member]
Interest Rate and Payment Frequency	4.66% paid monthly	[2],[3]
Principal Outstanding	105.0	[3]	105.0	[3]
Maturity	June 1, 2021	[3]
The Palatine [Member]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	80.0	[3]	80.0	[3]
Maturity	January 10, 2022	[3]
The Forumat Carlsbad [Member]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	90.0	[3]		[3]
Maturity	March 1, 2022	[3]
The Colorado [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	91.7	[10],[3]	84.3	[10],[3]
Maturity	November 1, 2022	[10],[3]
The Legacyat Westwood [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	46.7	[10],[3]	40.5	[10],[3]
Maturity	November 1, 2022	[10],[3]
Regents Court [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	39.6	[10],[3]	34.5	[10],[3]
Maturity	November 1, 2022	[10],[3]
The Caruth [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	45.0	[10],[3]	40.4	[10],[3]
Maturity	November 1, 2022	[10],[3]
Publixat Weston Commons [Member]
Interest Rate and Payment Frequency	5.08% paid monthly	[2],[3]
Principal Outstanding	$ 35.0	[3]	$ 35.0	[3]
Maturity	January 1, 2036	[3]

[1]	The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1- Organization and Significant Accounting Policies.
[2]	Interest rates are fixed, unless stated otherwise.
[3]	These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.
[4]	The mortgage is adjusted monthly for principal payments.
[5]	Maturity date was extended to February 28, 2013 from the original maturity date of November 15, 2012.
[6]	The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $14.5 million.
[7]	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.
[8]	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.
[9]	Represents mortgage loans payable on these individual properties which are held within Palomino Park.
[10]	These mortgage loans were refinanced during the quarter ended December 31, 2012 into a 10-year loan with interest only due for the first 5 years and principal payments due thereafter.